Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	$ 224,877	$ 213,630
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	140,279	111,305
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	59,333	45,269
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	$ 25,265	$ 57,056